Recourse Debt and Interest Rate Swap Recourse Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Recourse Debt And Interest Rate Swap [Abstract]
Term Loan, Weighted-Average Interest Rates	3.646%	[1],[2]	4.396%	[1]
Term Loan	$ 361,250	[1]	$ 403,750	[1]
Less: Short-term debt - recourse	42,500		42,500
Long-term debt - recourse	$ 318,750		$ 361,250

[1]	The term loan borrowings under the Credit Agreement expire on June 10, 2016.
[2]	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.